Consolidated Statements of Cash Flows (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	¥ 600,511	¥ 1,370,638	¥ 787,775
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	305,991	129,364	58,213
Share-based compensation expense	54,919	44,268	1,134
Deferred income taxes	152,484	(7,899)	(136,688)
Foreign currency exchange losses (gains)	(168,102)	(6,811)	20,513
Changes in operating assets and liabilities:
Increase in trade accounts receivable	(87,892)	(65,198)	(828,196)
Decrease (increase) in receivables from related party	(1,158)	5,205	12,746
Decrease (increase) in prepaid expenses	29,480	(54,774)	(6,510)
Increase in other current assets	(82,354)	(41,130)
Increase in rental deposits	(6,482)	(36,440)	(8,778)
Increase in trade accounts payable	130,217	36,246	118,820
Increase (decrease) in payables to related party	(4,423)	5,284
Increase (decrease) in accrued consumption taxes	(63,390)	33,342	46,570
Increase (decrease) in accrued income taxes	(702,162)	493,766	345,723
Increase (decrease) in accrued expense and other current liabilities	(18,827)	136,344	30,593
Other-net	(20,405)	1,344	10,885
Net cash provided by operating activities	118,407	2,043,549	452,800
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of investment	(100,820)
Purchase of property and equipment	(514,277)	(242,607)	(19,623)
Capitalized computer software costs	(515,814)	(275,298)	(206,701)
Other-net	(1,792)	(2,319)	(1,388)
Net cash used in investing activities	(1,132,703)	(520,224)	(227,712)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term debt	950,000	150,000
Repayment of short-term debt	(1,012,500)	(87,500)	(30,000)
Proceeds from long-term bank borrowings	350,000	316,667
Repayment of long-term bank borrowings	(187,499)	(141,700)	(159,260)
Proceeds from issuance of common stock			11,575
Proceeds from issuance of convertible notes			285,000
Proceeds from issuance of common stock to noncontrolling shareholders by newly established subsidiary		2,000	8,000
Dividends paid	(145,598)	(19,730)
Payment of IPO costs	(217,670)	(3,819)
Other-net	(19,712)	(2,708)	(1,419)
Net cash provided by (used in) financing activities	(282,979)	213,210	113,896
EFFECT OF FOREIGN CURRENCY EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	82,113	(1,443)	(8,922)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,215,162)	1,735,092	330,062
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	2,410,304	675,212	345,150
CASH AND CASH EQUIVALENTS, END OF YEAR	1,195,142	2,410,304	675,212
ADDITIONAL CASH FLOW INFORMATION:
Interest paid, net of amounts capitalized	23,474	7,971	8,489
Income taxes paid/(refunds received)-net	1,002,513	544,560	(14,197)
NONCASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of assets under capital lease arrangements	14,553
Conversion of convertible notes to common stock	105,357	104,363	74,808
Outstanding payments for acquisition of property and equipment, and capitalized computer software costs included in trade accounts payable	137,634	154,900	53,602
Asset retirement obligation		7,309
Outstanding payment for deferred IPO costs	¥ 51,999	¥ 79,820